Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Contractual Service Margin by Transition Method (Detail) - EUR (€)
€ in Millions
		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	[1]	€ 177,262
New contracts issued:
Closing net balance		183,276 [2]	€ 177,262 [1]
MRA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		1,557	1,836
Changes in estimates that adjust CSM		(8)	(40)
New contracts issued:
Earnings released from contractual service margin		(90)	(191)
Insurance finance income / (expense)		3	8
Net exchange differences		47	(57)
Other			1
Closing net balance		1,508	1,557
MRA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance			1
Changes in estimates that adjust CSM			0
New contracts issued:
Net exchange differences			0
Other			0
FVA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		4,000	4,673
Changes in estimates that adjust CSM		436	(105)
New contracts issued:
Earnings released from contractual service margin		(250)	(498)
Insurance finance income / (expense)		77	159
Cash flow - contracts disposed		42	(59)
Net exchange differences		123	(128)
Other		5	(42)
Closing net balance		4,433	4,000
FVA [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		180	72
Changes in estimates that adjust CSM		74	121
New contracts issued:
Earnings released from contractual service margin		(17)	(17)
Net exchange differences		4	2
Other			1
Closing net balance		242	180
FVA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		(149)	(129)
Changes in estimates that adjust CSM		142	11
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		(7)	4
New contracts issued:
Earnings released from contractual service margin		8	9
Insurance finance income / (expense)		(10)	(21)
Cash flow - contracts disposed		34
Net exchange differences		(3)	6
Other		5	(30)
Closing net balance		20	(149)
Others [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		2,568	2,420
Changes in estimates that adjust CSM		(4)	(32)
New contracts issued:
non-onerous		257	473
Earnings released from contractual service margin		(145)	(264)
Insurance finance income / (expense)		36	57
Net exchange differences		70	(17)
Other		0	(68)
Closing net balance		2,783	2,568
Others [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		227	21
Changes in estimates that adjust CSM		(7)	(14)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		0	2
New contracts issued:
non-onerous		3	283
Earnings released from contractual service margin		(23)	(34)
Insurance finance income / (expense)		7	8
Net exchange differences		7	(5)
Other		9	(33)
Closing net balance		222	227
Total CSM [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		8,124	8,929
Changes in estimates that adjust CSM		424	(176)
New contracts issued:
non-onerous		257	473
Earnings released from contractual service margin		(485)	(952)
Insurance finance income / (expense)		116	223
Cash flow - contracts disposed		42	(59)
Net exchange differences		240	(203)
Other		6	(110)
Closing net balance		8,723	8,124
Total CSM [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		180	72
Changes in estimates that adjust CSM		74	121
New contracts issued:
Earnings released from contractual service margin		(17)	(17)
Net exchange differences		4	2
Other			1
Closing net balance		242	180
Total CSM [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance		78	(107)
Changes in estimates that adjust CSM		135	(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		(7)	6
New contracts issued:
non-onerous		3	283
Earnings released from contractual service margin		(15)	(26)
Insurance finance income / (expense)		(3)	(13)
Cash flow - contracts disposed		34
Net exchange differences		4	2
Other		14	(63)
Closing net balance		€ 242	€ 78

[1]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.